Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jan. 22, 2018
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0000088064
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 22, 2018
Effective Date	dei_DocumentEffectiveDate	Jan. 22, 2018
Prospectus Date	rr_ProspectusDate	Dec. 09, 2016